17. Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 11,924	$ 11,608	$ 11,059	$ 10,759	$ 10,726	$ 10,698	$ 10,461	$ 10,064	$ 45,350	$ 41,949	$ 39,809
Total interest expense	609	557	513	467	507	650	622	598	2,146	2,377	3,271
Net interest income	11,315	11,051	10,546	10,292	10,219	10,048	9,839	9,466	43,204	39,572	36,538
(Reduction of) provision for loan losses	418	110	231	31	(102)	(218)	49	(236)	790	(507)	(1,206)
Other income	4,499	3,915	4,016	3,736	3,834	4,159	3,929	3,442	16,166	15,364	16,236
Other expense	11,270	10,702	10,560	10,042	10,878	10,006	9,983	10,361	42,574	41,228	42,242
Income before income taxes	4,126	4,154	3,771	3,955	3,277	4,419	3,736	2,783	16,006	14,215	11,738
Income tax expense	690	687	595	652	1,267	1,177	925	578	2,624	3,947	2,561
Net earnings	$ 3,436	$ 3,467	$ 3,176	$ 3,303	$ 2,010	$ 3,242	$ 2,811	$ 2,205	$ 13,382	$ 10,268	$ 9,177
Basic net earnings per share	$ 0.57	$ 0.58	$ 0.53	$ 0.55	$ 0.34	$ 0.54	$ 0.47	$ 0.36	$ 2.23	$ 1.71	$ 1.53
Diluted net earnings per share	$ 0.57	$ 0.57	$ 0.53	$ 0.55	$ 0.34	$ 0.53	$ 0.46	$ 0.36	$ 2.22	$ 1.69	$ 1.5